THE RIVERFRONT FUNDS
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                    April 30, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE RIVERFRONT FUNDS (the "Trust")
            The Riverfront Large Company Select Fund
            The Riverfront Balanced Fund
            The Riverfront Small Company Select Fund
            The Riverfront Select Value Fund
            The Riverfront U.S. Government Income Fund
                  Investor A Shares
                  Investor B Shares
            The Riverfront U.S. Government Securities Money Market Fund
                  Investor A Shares
                  Institutional Shares
           1933 Act File No. 33- 34154
           1940 Act File No. 811- 6082


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information] dated April 30, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 33 on April 25, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-1484.

                                                Very truly yours,



                                                /s/ Timothy S. Johnson
                                                Timothy S. Johnson
                                                Assistant Secretary